Condensed Financial Information of The Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of The Parent Company (Tables) [Line Items]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2023	2024
Assets
Current assets
Cash	$124	$3,630
Amount due from subsidiaries	14,142	17,967
Total current assets	14,266	21,597

Non-current assets
Investments in subsidiaries	36,525	39,035
Total assets	$50,791	$60,632

Liabilities, mezzanine equity, and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	3,576	3,746
Total current liabilities	$3,576	$3,746

Mezzanine equity
Redeemable ordinary shares (10,526,300 Class A ordinary shares issued and outstanding at approximately $1.34 per share as of December 31, 2023 and nil Class A ordinary shares issued and outstanding as of December 31, 2024, respectively)*	14,104	—

Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2023 and 2024, respectively)	—	—
Class A ordinary shares (par value of HK$0.0001 per share; 2,000,000,000 Class A ordinary shares authorized, 15,789,500 and 27,565,800 Class A ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively)*	—	1
Class B ordinary shares (par value of HK$0.0001 per share; 1,000,000,000 Class B ordinary shares authorized, 26,315,800 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively)*	1	1
Additional paid-in capital	833	17,405
Statutory reserve	3,193	3,193
Retained earnings	26,024	33,138
Accumulated other comprehensive income	3,060	3,148
Total shareholders’ equity	33,111	56,886
Total liabilities, mezzanine equity, and shareholders’ equity	$50,791	$60,632

*	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.

Schedule of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the years ended December 31,
	2022	2023	2024
Operating income:
Share of income from subsidiaries	$8,852	$8,585	$7,909
Selling and marketing expenses	—	—	(62)
General and administrative expenses	(324)	(547)	(586)
Total operating income	8,528	8,038	7,261

Interest income, net	—	—	69
Foreign exchange loss	(1,287)	(264)	(216)

Income before income tax expense	7,241	7,774	7,114
Income tax expense	—	—	—
Net income	7,241	7,774	7,114

Other comprehensive income	—	—	—
Total comprehensive income	$7,241	$7,774	$7,114

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
Net cash provided by (used in) operating activities	$18	$91	$(382)
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	3,888
Net increase in cash	18	91	3,506
Cash at beginning of year	15	33	124
Cash at end of year	$33	$124	$3,630